Document and Entity Information	12 Months Ended
Dec. 31, 2020 shares
Document And Entity Information [Abstract]
Document Type	40-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2020
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Trading Symbol	CVE
Entity Registrant Name	CENOVUS ENERGY INC.
Entity Central Index Key	0001475260
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Common Stock, Shares Outstanding	1,228,869,903
Entity Emerging Growth Company	false
Entity Address, State or Province	AB
Entity Address, Country	CA